EQUITY-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Based Compensation Details [Abstract]
Number of shares authorized for grant (in shares)		20,000,000
Number of shares available for grant (in shares)		12,200,000
Equity-Based Compensation Expense & Unrecognized Compensation Cost
Tax benefit recognized related to equity-based compensation expense		$ 49	$ 51	$ 44
Equity-based compensation expense included in merger-related and restructuring costs in the consolidated statement of operations				1
Restricted Stock Units Roll Forward
Number of unvested restricted stock units at beginning of period (in shares)		5,040,000
Number of unvested restricted stock units granted (in shares)		1,200,000	1,442,000	1,477,000
Number of unvested restricted stock units vested (in shares)		(1,848,000)
Number of unvested restricted stock units forfeited (in shares)		(306,000)
Number of unvested restricted stock units at end of period (in shares)		4,086,000	5,040,000
Weighted-average grant date fair value, restricted stock units unvested at beginning of period (in US dollars per share)		$ 60.47
Weighted-average grant date fair value, restricted stock units granted (in US dollars per share)		$ 87.30	$ 77.09	$ 72.09
Weighted-average grant date fair value, restricted stock units vested (in US dollars per share)		$ 49.18
Weighted-average grant date fair value, restricted stock units forfeited (in US dollars per share)		$ 74.30
Weighted-average grant date fair value, restricted stock units unvested at end of period (in US dollars per share)		$ 72.42	$ 60.47
Aggregate intrinsic value, unvested restricted stock units		554
Fair value of restricted stock units that vested during the year		98	95	103
Stock Options Roll Forward
Number of options outstanding at beginning of period (in shares)		8,911,000
Number of options granted (in shares)		2,539,000	3,017,000	2,240,000
Number of options exercised (in shares)		(3,110,000)
Number of options forfeited or expired (in shares)		(349,000)
Number of options outstanding at end of period (in shares)		7,991,000	8,911,000
Number of options exercisable at end of period (in shares)		2,136,000
Number of options expected to vest at end of period (in shares)		5,687,000
Weighted-average exercise price, options outstanding at beginning of period (in US dollars per share)		$ 57.40
Weighted-average exercise price, options granted (in US dollars per share)		$ 87.69
Weighted-average exercise price, options exercised (in US dollars per share)		$ 46.53
Weighted-average exercise price, options forfeited or expired (in US dollars per share)		$ 72.89
Weighted-average exercise price, options outstanding at end of period (in US dollars per share)		$ 70.58	$ 57.40
Weighted-average exercise price, options exercisable at end of period (in US dollars per share)		$ 53.97
Weighted-average exercise price, options expected to vest at end of period (in US dollars per share)		$ 76.44
Weighted-average remaining contractual term, options outstanding		7 years 6 months 3 days
Weighted-average remaining contractual term, options exercisable		5 years 9 months 26 days
Weighted-average remaining contractual term, options expected to vest		8 years 1 month 3 days
Aggregate intrinsic value, options outstanding		519
Aggregate intrinsic value, options exercisable		174
Aggregate intrinsic value, options expected to vest		336
Weighted-average grant date fair value, options granted (in US dollars per share)		$ 15.66	$ 16.85	$ 18.95
Total intrinsic value, options exercised		167	173	113
Proceeds from exercise of stock options		138	140	114
Tax benefits realized, options exercised		67	69	45
Stock Options Fair Value Assumptions
Expected volatility		26.14%	30.03%	31.19%
Expected term to exercise from grant date		5 years 11 months 13 days	6 years 5 months 7 days	6 years 5 months 3 days
Risk-free rate		1.19%	1.35%	2.80%
Expected dividend yield		2.97%	2.91%	2.66%
Special Dividend Retained Distribution
Special Dividend retained distribution related to unvested restricted stock units	46
Special Dividend retained distribution cash payments		9	16	14
Special Dividend retained distribution liability, current		0
Subsequent Event [Member]
Restricted Stock Units Roll Forward
Number of unvested restricted stock units granted (in shares)		3,600,000
Restricted Stock Units [Member]
Equity-Based Compensation Expense & Unrecognized Compensation Cost
Equity-based compensation expense		89	85	75
Total unrecognized compensation cost		131
Total unrecognized compensation cost, period for recognition		2 years 5 months 25 days
Award vesting period, directors		3 years
Restricted Stock Units [Member] | Minimum [Member]
Equity-Based Compensation Expense & Unrecognized Compensation Cost
Award vesting period		3 years
Restricted Stock Units [Member] | Maximum [Member]
Equity-Based Compensation Expense & Unrecognized Compensation Cost
Award vesting period		4 years
Stock Options [Member]
Equity-Based Compensation Expense & Unrecognized Compensation Cost
Equity-based compensation expense		39	45	38
Total unrecognized compensation cost		$ 46
Total unrecognized compensation cost, period for recognition		2 years 5 months 11 days
Award vesting period		4 years
Award expiration period		10 years
Performance Based Award [Member]
Restricted Stock Units Roll Forward
Number of unvested restricted stock units granted (in shares)		142,000	196,000	158,000
Weighted-average grant date fair value, restricted stock units granted (in US dollars per share)		$ 87.31	$ 77.13	$ 72.05
Stock Options Roll Forward
Number of options granted (in shares)		302,000	372,000	262,000
Weighted-average grant date fair value, options granted (in US dollars per share)		$ 15.57	$ 16.85	$ 19.08
Performance Based Award [Member] | Subsequent Event [Member]
Restricted Stock Units Roll Forward
Number of unvested restricted stock units granted (in shares)		143,000